Business combination	12 Months Ended
Dec. 31, 2021
Business combination
Business combination

20. Business combination

Prez Limited, a Cayman Islands company, through its subsidiaries and variable interest entity (collectively referred to as the “Pinzhi”), is a vocational training provider which mainly focuses on Chartered Financial Analyst and Certified Public Accountant examinations in the PRC. In July 2021, the Group acquired 55% of the equity interest in Pinzhi at an aggregate purchase price of RMB83.9 million, comprising cash and contingent consideration at fair value. Contingent consideration is subject to Pinzhi’s future operating results and initially and subsequently measured at fair value through profit and loss, which was classified as a liability in consolidated balance sheets. The remaining 45% shares held by the founder is subject to a 5 years’ service period. That is, if the founder left the Company within 5 years after the closing of the acquisition, Zhihu has the option to either exercise its redemption right or purchase the remaining 45% shares held by the founder without consideration. As such, the transaction was regarded as the Group has effectively acquired 100% of equity interests at the acquisition date with 45% equity interests granted to the founder as share-based compensation for the future service and a put option which was recognized as financial instruments measured at fair value.

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

RMB

Net liabilities acquired	(1,468)
Amortizable intangible assets
Content	31,500
Brand name	13,000
Technology	1,600
Goodwill	50,833
Deferred tax liabilities	(11,525)
83,940

Total purchase price comprised of (in thousands):

RMB

Cash consideration	38,940
Contingent consideration at fair value	45,000
Total	83,940

20. Business combination (Continued)

Yincheng Limited, a Cayman Islands company, through its subsidiaries and variable interest entity (collectively referred to as the “Papa”), is a vocational training provider which mainly focuses on vocational language exam preparation courses, under the Papa brand. In November 2021, the Group acquired 55% of the equity interest in Papa at an aggregate purchase price of RMB35.6 million, comprising cash consideration, contingent consideration at fair value, and a direct capital injection. Contingent consideration is subject to Papa’s future operating results and initially and subsequently measured at fair value through profit and loss, which was classified as a liability in consolidated balance sheets. The remaining 45% shares held by the founder is subject to a 6 years’ service period. That is, if the founder left the Company within 6 years after the closing of the acquisition, Zhihu has the option to either exercise its redemption right or purchase the remaining 45% shares held by the founder without consideration. As such, the transaction was regarded as the Group has effectively acquired 100% of equity interests at the acquisition date with 45% equity interests granted to the founder as share-based compensation for the future service and a put option which was recognized as financial instruments measured at fair value.

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

RMB
Net assets acquired	1,945
Amortizable intangible assets
Brand name	12,000
Technology	2,400
Goodwill	22,830
Deferred tax liabilities	(3,600)
35,575

Total purchase price comprised of (in thousands):

RMB
Cash consideration	13,875
Contingent consideration at fair value	15,700
Capital injection	6,000
Total	35,575

Goodwill arising from the above acquisitions was attributable to the synergies expected from the combined operations of Pinzhi and the Company as well as Papa and the Company in the vocational education sector in the PRC. The Company does not expect the goodwill recognized to be deductible for income tax purposes.

Pro forma results of operations for the above acquisitions have not been presented because they were not material to the consolidated statements of operations and comprehensive loss for the year ended December 31, 2021, either individually or in aggregate